Eaton Vance
High Income Opportunities Fund
January 31, 2025 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2025, the value of the Fund’s investment in the Portfolio was $1,108,274,506 and the Fund owned 69.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 11.002%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 2,012,506
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.152%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	2,000	2,003,140
Series 2021-1A, Class ER, 9.552%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,504,527
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 8.322%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	2,046,094
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.414%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	2,000	2,030,846
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.893%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,028,890
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.708%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	2,013,416
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.902%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,015,098
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 7.393%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,021,118
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.393%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,037,328
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.30%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,019,962
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 7.65%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,020,122
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.693%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	2,058,236
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.443%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,524,761
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.183%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	2,046,490
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.902%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,027,411
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.202%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,264,201
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,005,544
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.693%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,021,693
OCP CLO Ltd., Series 2024-32A, Class D1, 8.04%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,529,435
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.193%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	$1,500	$ 1,534,792
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 11.524%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,969,816
Series 2021-3A, Class E, 11.664%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,977,746
Total Asset-Backed Securities (identified cost $37,174,722)		$ 37,713,172

Common Stocks — 1.2%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(3)(4)	6,273,462	$ 1,756,570
Energy Transfer LP	75,000	1,536,000
		$ 3,292,570
Environmental — 0.3%
GFL Environmental, Inc.	105,500	$ 4,550,215
		$ 4,550,215
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Healthcare — 0.2%
Ardent Health Partners, Inc.(5)	190,000	$ 2,850,000
Endo, Inc.(5)	38,593	1,018,855
		$ 3,868,855
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(4)(5)	100,688	$ 1,862,728
		$ 1,862,728

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Utility — 0.4%
Vistra Corp.	33,528	$ 5,633,710
		$ 5,633,710
Total Common Stocks (identified cost $14,305,041)		$ 19,208,078

Convertible Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Gaming — 0.2%
DraftKings Holdings, Inc., 0.00%, 3/15/28	$4,140	$ 3,595,590
		$ 3,595,590
Homebuilders & Real Estate — 0.2%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,133,039
		$ 2,133,039
Utility — 0.4%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$6,341	$ 6,024,440
		$ 6,024,440
Total Convertible Bonds (identified cost $11,729,592)		$ 11,753,069

Corporate Bonds — 83.6%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.6%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	5,593	$ 5,674,882
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	1,955,142
7.25%, 7/1/31(1)	2,100	2,171,041
7.875%, 4/15/27(1)	536	538,240
8.75%, 11/15/30(1)	2,730	2,942,935
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,509,730
4.125%, 4/15/29(1)	1,341	1,263,437
Moog, Inc., 4.25%, 12/15/27(1)	2,966	2,852,374
Science Applications International Corp., 4.875%, 4/1/28(1)	6,022	5,838,779
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,683,682
Security	Principal Amount* (000's omitted)		Value
Aerospace (continued)
TransDigm, Inc.: (continued)
5.50%, 11/15/27		4,419	$ 4,379,823
6.375%, 3/1/29(1)		1,580	1,597,808
6.625%, 3/1/32(1)		5,115	5,208,712
6.75%, 8/15/28(1)		3,719	3,789,546
			$ 41,406,131
Air Transportation — 0.5%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		7,353	$ 6,745,863
9.50%, 6/1/28(1)		1,370	1,410,718
			$ 8,156,581
Automotive & Auto Parts — 2.4%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)		6,200	$ 6,148,219
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	2,958	3,072,466
6.75%, 2/15/30(1)		2,100	2,134,871
8.50%, 5/15/27(1)		5,114	5,149,108
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(6)	EUR	2,650	3,032,860
Ford Motor Co., 4.75%, 1/15/43		2,651	2,099,047
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		3,471	3,241,952
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		6,106	5,316,741
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		7,827	8,108,769
			$ 38,304,033
Broadcasting — 0.5%
Playtika Holding Corp., 4.25%, 3/15/29(1)		3,764	$ 3,475,189
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)(7)		2,815	2,832,681
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,289	2,290,541
			$ 8,598,411
Building Materials — 2.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)		4,160	$ 4,413,332
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		5,100	4,602,279
5.00%, 3/1/30(1)		2,850	2,730,898
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		5,187	4,622,071
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,884	1,798,130
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)(7)		6,010	6,032,477
6.75%, 3/1/33(1)(7)		3,455	3,467,956

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		6,800	$ 6,747,319
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,885	1,905,005
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,593	2,642,807
3.375%, 1/15/31(1)		2,778	2,433,995
4.375%, 7/15/30(1)		3,112	2,892,151
			$ 44,288,420
Cable & Satellite TV — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,446	$ 1,283,774
4.25%, 1/15/34(1)		9,932	8,121,744
4.50%, 8/15/30(1)		7,605	6,924,090
4.50%, 5/1/32		1,055	915,826
4.75%, 3/1/30(1)		5,575	5,167,400
5.00%, 2/1/28(1)		2,010	1,958,156
5.375%, 6/1/29(1)		923	892,679
6.375%, 9/1/29(1)		3,940	3,944,913
CSC Holdings LLC:
3.375%, 2/15/31(1)		3,173	2,309,538
4.125%, 12/1/30(1)		2,060	1,557,090
5.50%, 4/15/27(1)		2,585	2,395,499
11.75%, 1/31/29(1)		2,436	2,425,554
DISH Network Corp., 11.75%, 11/15/27(1)		2,604	2,751,621
			$ 40,647,884
Capital Goods — 2.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		2,925	$ 3,000,275
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(8)		3,755	3,888,175
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,427	5,814,200
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,583	4,945,580
CTEC II GmbH, 5.25%, 2/15/30(6)	EUR	3,700	3,592,977
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,601	4,659,575
ESAB Corp., 6.25%, 4/15/29(1)		2,758	2,798,573
Madison IAQ LLC, 5.875%, 6/30/29(1)		5,576	5,381,180
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	4,971,611
6.375%, 11/1/32(1)		2,905	2,866,822
			$ 41,918,968
Chemicals — 2.6%
Avient Corp.:
6.25%, 11/1/31(1)		3,955	$ 3,949,662
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Avient Corp.: (continued)
7.125%, 8/1/30(1)		4,654	$ 4,781,715
Celanese U.S. Holdings LLC, 6.95%, 11/15/33		4,046	4,235,844
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		4,248	4,217,713
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,371	2,179,891
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	4,400	3,851,349
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		2,494	2,320,899
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		8,057	8,540,162
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	3,140	3,147,544
2.625%, 2/1/29(1)	EUR	250	250,600
Valvoline, Inc., 3.625%, 6/15/31(1)		4,216	3,660,103
			$ 41,135,482
Consumer Products — 1.4%
Acushnet Co., 7.375%, 10/15/28(1)		6,664	$ 6,928,314
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		3,116	2,919,878
Masterbrand, Inc., 7.00%, 7/15/32(1)		5,425	5,550,410
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		587	505,418
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		6,589	5,792,129
4.00%, 4/15/29(1)		855	796,597
			$ 22,492,746
Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	2,810	$ 2,519,735
4.00%, 9/1/29(1)		3,149	2,751,827
Ball Corp.:
3.125%, 9/15/31		4,030	3,466,964
6.875%, 3/15/28		1,239	1,272,586
Berry Global, Inc., 5.625%, 7/15/27(1)		2,151	2,155,840
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		4,061	3,672,277
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,379,332
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		2,500	2,495,229
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		3,410	3,328,160
			$ 24,041,950

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services — 3.2%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)	3,377	$ 3,248,556
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	4,649	4,870,278
CI Financial Corp., 4.10%, 6/15/51	3,735	2,603,153
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	5,541	5,367,409
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	4,523	4,693,454
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	4,595	4,622,216
Hightower Holding LLC, 9.125%, 1/31/30(1)	4,191	4,420,254
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	4,055	4,037,973
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)	1,095	1,129,230
6.50%, 3/26/31(1)	1,325	1,374,347
8.125%, 3/30/29(1)	3,609	3,811,100
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	2,161	2,063,206
3.625%, 3/1/29(1)	5,608	5,129,883
4.00%, 10/15/33(1)	450	380,826
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,925	3,005,344
		$ 50,757,229
Diversified Media — 1.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	2,016	$ 1,885,441
6.125%, 12/1/28(1)	4,486	4,067,698
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,525,799
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)	4,422	4,104,005
7.875%, 4/1/30(1)	3,971	4,113,877
CMG Media Corp., 8.875%, 6/18/29(1)	1,532	1,238,208
Stagwell Global LLC, 5.625%, 8/15/29(1)	5,930	5,727,324
		$ 24,662,352
Energy — 7.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	$ 4,320,955
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	3,442	3,443,684
Civitas Resources, Inc., 8.625%, 11/1/30(1)	4,798	5,089,512
DT Midstream, Inc., 4.125%, 6/15/29(1)	4,491	4,249,546
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,774,276
EQM Midstream Partners LP:
4.50%, 1/15/29(1)	2,081	2,007,801
4.75%, 1/15/31(1)	2,522	2,402,907
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
EQM Midstream Partners LP: (continued)
6.50%, 7/1/27(1)	1,191	$ 1,216,235
7.50%, 6/1/30(1)	3,216	3,466,533
Expand Energy Corp., 4.75%, 2/1/32	3,253	3,036,861
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	2,163	2,168,537
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	4,008	4,186,600
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,221,195
Matador Resources Co., 6.50%, 4/15/32(1)	3,560	3,571,164
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,188	1,149,106
Parkland Corp.:
4.50%, 10/1/29(1)	2,516	2,360,424
4.625%, 5/1/30(1)	2,534	2,360,158
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	5,233	5,197,788
6.25%, 2/1/33(1)	2,615	2,622,960
7.00%, 1/15/32(1)	2,706	2,779,622
Plains All American Pipeline LP, Series B, 8.895%, (3 mo. SOFR + 4.372%)(2)(9)	4,645	4,651,055
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,387	1,400,046
7.125%, 1/15/26(1)	585	586,891
SM Energy Co., 7.00%, 8/1/32(1)	2,975	2,973,061
Sunoco LP, 7.25%, 5/1/32(1)	3,010	3,142,759
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,668,040
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	3,101	2,858,595
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	986	990,258
Transocean, Inc., 8.75%, 2/15/30(1)	1,209	1,261,437
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)	2,255	2,306,197
8.125%, 6/1/28(1)	2,368	2,476,156
8.375%, 6/1/31(1)	3,792	3,993,302
9.00% to 9/30/29(1)(9)(10)	6,568	6,848,506
9.50%, 2/1/29(1)	4,863	5,423,850
9.875%, 2/1/32(1)	686	755,594
Vital Energy, Inc.:
7.875%, 4/15/32(1)	2,076	2,048,889
9.75%, 10/15/30	2,281	2,426,263
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,478	2,571,517
		$ 112,008,280

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	4,631	$ 4,543,483
7.00%, 8/1/32(1)	2,820	2,900,003
		$ 7,443,486
Environmental — 1.7%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,094	$ 1,081,350
5.125%, 7/15/29(1)	1,187	1,152,467
6.375%, 2/1/31(1)	1,560	1,583,776
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,384	5,080,909
3.75%, 8/1/25(1)	709	705,006
4.75%, 6/15/29(1)	9,118	8,791,800
Reworld Holding Corp.:
4.875%, 12/1/29(1)	6,299	5,872,679
5.00%, 9/1/30	854	795,035
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,905	1,949,366
		$ 27,012,388
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,738,970
5.875%, 2/15/28(1)	1,807	1,805,798
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	3,852,362
		$ 7,397,130
Food, Beverage & Tobacco — 4.0%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,768	$ 3,910,555
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	8,544	8,943,859
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(8)	8,688	9,431,128
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,225	2,164,204
7.625%, 7/1/29(1)	5,749	6,008,326
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,007	2,994,748
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,450	5,130,616
5.50%, 10/15/27(1)	1,594	1,586,878
6.125%, 9/15/32(1)	2,715	2,724,098
Pilgrim's Pride Corp.:
3.50%, 3/1/32	3,768	3,265,849
6.875%, 5/15/34	1,860	1,991,798
Post Holdings, Inc., 6.25%, 2/15/32(1)	2,786	2,791,580
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		5,013	$ 4,983,423
U.S. Foods, Inc., 4.75%, 2/15/29(1)		3,726	3,607,733
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		4,119	4,037,100
			$ 63,571,895
Gaming — 2.3%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		7,364	$ 7,680,678
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		834	787,892
6.00%, 10/15/32(1)		3,145	3,060,665
6.50%, 2/15/32(1)		2,499	2,531,682
7.00%, 2/15/30(1)		2,900	2,990,990
8.125%, 7/1/27(1)		942	952,557
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,352	4,301,860
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,823,057
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,224,969
5.25%, 1/15/29(1)		2,540	2,500,998
6.25%, 1/15/27(1)		2,048	2,077,727
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		3,009	3,023,771
			$ 35,956,846
Healthcare — 8.8%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		3,453	$ 3,297,785
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,577	1,438,447
4.625%, 10/1/27(1)		1,508	1,462,140
athenahealth Group, Inc., 6.50%, 2/15/30(1)		12,208	11,820,395
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	4,670	4,854,827
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		3,758	2,583,155
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)		1,290	1,335,540
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,526,891
4.75%, 2/1/30		1,109	1,067,515
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		3,830	4,101,562
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		4,116	4,137,308
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,710	5,395,625
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		7,738	8,259,317
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	1,816	1,790,964

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
IQVIA, Inc.: (continued)
5.00%, 5/15/27(1)	1,329	$ 1,317,360
6.50%, 5/15/30(1)	1,862	1,901,497
LifePoint Health, Inc.:
4.375%, 2/15/27(1)	2,852	2,851,926
5.375%, 1/15/29(1)	6,397	5,669,031
9.875%, 8/15/30(1)	1,765	1,885,087
10.00%, 6/1/32(1)	930	907,774
Medline Borrower LP, 5.25%, 10/1/29(1)	12,917	12,524,349
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	3,064	2,779,223
3.875%, 5/15/32(1)	3,617	3,184,274
6.25%, 1/15/33(1)	2,645	2,628,502
Option Care Health, Inc., 4.375%, 10/31/29(1)	5,025	4,702,799
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(8)	1,815	1,875,432
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	4,615	4,354,454
4.90%, 12/15/44	1,242	963,758
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,931	1,718,143
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	3,724	3,719,379
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)(8)	4,525	4,938,176
Tenet Healthcare Corp.:
4.375%, 1/15/30	287	268,734
5.125%, 11/1/27	3,030	2,999,326
6.125%, 10/1/28	5,025	5,031,638
6.875%, 11/15/31	2,158	2,228,174
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	10,614	7,767,323
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	6,185	6,297,282
Varex Imaging Corp., 7.875%, 10/15/27(1)	2,666	2,760,550
		$ 139,345,662
Homebuilders & Real Estate — 3.4%
Artera Services LLC, 8.50%, 2/15/31(1)	3,795	$ 3,752,439
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,606	1,493,014
4.625%, 4/1/30(1)	2,665	2,456,423
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	2,397	2,428,854
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	4,000	3,802,202
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	3,604	3,636,125
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC: (continued)
8.875%, 9/1/31(1)	1,988	$ 2,142,983
Dycom Industries, Inc., 4.50%, 4/15/29(1)	2,038	1,921,185
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	6,388	6,771,076
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,680,863
New Home Co., Inc., 9.25%, 10/1/29(1)	9,680	9,929,047
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,841,223
4.625%, 3/15/30(1)	1,792	1,666,938
7.375%, 2/15/31(1)	4,674	4,901,395
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	1,245	1,244,019
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,616,850
		$ 53,284,636
Insurance — 1.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,077,574
6.75%, 10/15/27(1)	8,655	8,623,063
7.00%, 1/15/31(1)	1,907	1,942,031
7.375%, 10/1/32(1)	770	787,748
AmWINS Group, Inc., 4.875%, 6/30/29(1)	3,041	2,898,801
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	5,307	5,749,476
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	4,297	4,403,346
Ryan Specialty LLC, 5.875%, 8/1/32(1)	4,061	4,026,649
		$ 29,508,688
Leisure — 3.3%
Boyne USA, Inc., 4.75%, 5/15/29(1)	3,480	$ 3,310,770
Carnival Corp.:
5.75%, 3/1/27(1)	4,470	4,482,145
6.00%, 5/1/29(1)	5,932	5,947,174
Motion Finco SARL, 8.375%, 2/15/32(1)(7)	3,510	3,534,356
NCL Corp. Ltd.:
5.875%, 3/15/26(1)	525	527,249
5.875%, 2/15/27(1)	1,006	1,011,244
6.75%, 2/1/32(1)	4,195	4,263,122
7.75%, 2/15/29(1)	4,692	4,987,906
NCL Finance Ltd., 6.125%, 3/15/28(1)	2,560	2,587,469
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	1,475	1,412,218
6.00%, 2/1/33(1)	4,649	4,688,726

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Royal Caribbean Cruises Ltd.: (continued)
6.25%, 3/15/32(1)	4,343	$ 4,421,578
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,600,010
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,309	5,302,434
6.25%, 5/15/25(1)	1,930	1,931,555
7.00%, 2/15/29(1)	798	806,300
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	551	545,854
		$ 52,360,110
Metals & Mining — 2.8%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	7,180	$ 8,025,158
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,438,465
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,053,460
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	6,437	6,810,854
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,234,047
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,299	3,265,313
6.125%, 4/1/29(1)	2,194	2,200,413
New Gold, Inc., 7.50%, 7/15/27(1)	3,191	3,212,584
Novelis Corp.:
3.25%, 11/15/26(1)	1,860	1,799,041
3.875%, 8/15/31(1)	1,113	975,948
4.75%, 1/30/30(1)	4,188	3,937,749
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	3,844,732
		$ 44,797,764
Publishing & Printing — 0.8%
Cimpress PLC, 7.375%, 9/15/32(1)	2,525	$ 2,510,727
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	2,974,106
7.375%, 9/1/31(1)	2,050	2,134,786
8.00%, 8/1/29(1)	4,366	4,446,984
		$ 12,066,603
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,200	$ 3,319,997
		$ 3,319,997
Security	Principal Amount* (000's omitted)	Value
Restaurant — 1.1%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,866	$ 1,782,442
4.00%, 10/15/30(1)	5,641	5,112,656
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	6,796	7,286,909
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	3,867,072
		$ 18,049,079
Services — 5.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,877	$ 3,819,623
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,695	1,739,601
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	4,157	3,850,827
9.75%, 7/15/27(1)	3,417	3,440,700
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,062,091
4.625%, 6/1/28(1)	2,887	2,758,414
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,469,709
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	1,865	1,874,500
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	4,113	3,859,971
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,118	2,260,088
GEO Group, Inc., 10.25%, 4/15/31	4,000	4,383,233
Imola Merger Corp., 4.75%, 5/15/29(1)	7,541	7,198,202
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,394,697
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,738,986
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,616,473
7.75%, 3/15/31(1)	1,032	1,087,958
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	6,786	6,949,916
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(1)	3,559	3,591,280
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,479,841
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,361	5,362,680
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,127	2,169,498
6.625%, 3/15/32(1)	3,548	3,631,978
7.25%, 6/15/28(1)	1,848	1,884,237
White Cap Buyer LLC, 6.875%, 10/15/28(1)	3,443	3,448,464
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,779,319
		$ 93,852,286
Steel — 0.8%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,155	$ 2,177,227

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Steel (continued)
ATI, Inc., 5.875%, 12/1/27	1,505	$ 1,500,461
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,372	1,383,849
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	3,880	3,861,655
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,851,232
		$ 12,774,424
Super Retail — 3.0%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 845,647
4.75%, 3/1/30	788	748,729
5.00%, 2/15/32(1)	2,474	2,316,544
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	750,085
6.875%, 11/1/35	2,276	2,350,594
6.95%, 3/1/33	1,721	1,750,078
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,213,484
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,700	4,922,836
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	3,035	3,189,928
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,587	1,507,235
6.375%, 1/15/30(1)	1,275	1,299,106
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,173	2,090,590
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	3,015	2,862,357
8.25%, 8/1/31(1)	559	587,406
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	960	891,536
4.375%, 1/15/31(1)	3,334	3,072,444
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	7,302	7,086,660
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	3,075	2,950,258
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	2,081	1,962,079
4.875%, 11/15/31(1)	1,734	1,600,416
		$ 46,998,012
Technology — 3.6%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	592	$ 562,856
Ciena Corp., 4.00%, 1/31/30(1)	3,812	3,522,632
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	3,476	3,419,910
9.00%, 9/30/29(1)	7,796	7,990,292
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Coherent Corp., 5.00%, 12/15/29(1)		2,530	$ 2,436,713
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		4,088	4,122,862
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,362	2,252,167
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		3,553	3,615,423
McAfee Corp., 7.375%, 2/15/30(1)		4,806	4,739,427
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,322	3,136,153
Open Text Corp., 3.875%, 2/15/28(1)		1,691	1,607,241
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,571	1,441,591
Seagate HDD Cayman:
4.091%, 6/1/29		853	804,267
9.625%, 12/1/32		4,172	4,746,151
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		3,414	3,015,283
6.625%, 7/15/32(1)		1,225	1,233,940
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,691	3,683,890
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,524,881
			$ 56,855,679
Telecommunications — 2.7%
Altice Financing SA:
5.00%, 1/15/28(1)		2,145	$ 1,736,945
5.75%, 8/15/29(1)		1,253	981,097
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)		998	895,783
EchoStar Corp., 10.75%, 11/30/29		3,562	3,842,383
Iliad Holding SASU:
7.00%, 10/15/28(1)		1,592	1,622,114
7.00%, 4/15/32(1)		2,795	2,837,506
8.50%, 4/15/31(1)		2,025	2,175,832
Sable International Finance Ltd., 7.125%, 10/15/32(1)		2,181	2,134,239
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		3,846	3,354,390
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		5,386	4,781,567
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,206	1,399,151
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,620	2,503,615
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		2,432	2,140,420
7.75%, 4/15/32(1)		1,550	1,573,127
Zegona Finance PLC, 8.625%, 7/15/29(1)		6,666	7,132,787
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		984	895,948
Ziggo BV, 4.875%, 1/15/30(1)		2,956	2,771,282
			$ 42,778,186

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	$ 4,395,168
		$ 4,395,168
Utility — 4.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)	8,094	$ 8,188,945
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	2,025	1,919,605
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,792,654
Calpine Corp.:
4.50%, 2/15/28(1)	1,920	1,864,491
4.625%, 2/1/29(1)	2,185	2,087,532
5.00%, 2/1/31(1)	445	425,288
5.125%, 3/15/28(1)	4,564	4,485,066
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	2,036	1,804,563
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	5,493	5,190,591
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,191,106
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,251	3,087,524
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	2,953,148
6.00%, 2/1/33(1)	3,495	3,416,933
6.25%, 11/1/34(1)	2,335	2,302,233
10.25% to 3/15/28(1)(9)(10)	3,771	4,188,027
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,331	2,205,327
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,443,535
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,410,089
TransAlta Corp., 7.75%, 11/15/29	3,909	4,062,194
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,112,848
5.00%, 7/31/27(1)	6,128	6,046,254
6.875%, 4/15/32(1)	3,705	3,815,131
		$ 73,993,084
Total Corporate Bonds (identified cost $1,316,198,745)		$1,324,179,590

Preferred Stocks — 0.7%
Security	Principal Amount/ Shares	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(4)(5)	$4,170,000	$ 4,225,595
		$ 4,225,595
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	272,562	$ 6,999,392
		$ 6,999,392
Total Preferred Stocks (identified cost $11,478,030)		$ 11,224,987

Senior Floating-Rate Loans — 6.7%(11)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 7.079%, (SOFR + 2.75%), 8/24/28		1,679	$ 1,688,488
			$ 1,688,488
Automotive & Auto Parts — 0.7%
Clarios Global LP:
Term Loan, 5.773%, (EURIBOR + 3.00%), 7/16/31(12)	EUR	7,520	$ 7,808,584
Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30		3,328	3,329,248
			$ 11,137,832
Broadcasting — 0.0%(13)
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(14)		460	$ 462,942
			$ 462,942
Building Materials — 0.3%
Associated Materials, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 3/8/29		5,203	$ 5,138,275
			$ 5,138,275
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		3,307	$ 3,320,879

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Goods (continued)
EMRLD Borrower LP: (continued)
Term Loan, 8/4/31(14)	1,496	$ 1,503,327
		$ 4,824,206
Diversified Media — 0.1%
CMG Media Corp., Term Loan, 7.929%, (SOFR + 3.50%), 6/18/29	2,236	$ 2,073,186
		$ 2,073,186
Energy — 0.7%
Epic Y-Grade Services LP, Term Loan, 10.044%, (SOFR + 5.75%), 6/29/29	6,709	$ 6,740,483
New Generation Gas Gathering LLC, Term Loan, 10.041%, (SOFR + 5.75%), 9/30/29	3,829	3,768,569
		$ 10,509,052
Food, Beverage & Tobacco — 0.3%
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28	4,698	$ 4,725,754
		$ 4,725,754
Gaming — 0.4%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(3)(15)	2,761	$ 2,760,749
Spectacle Gary Holdings LLC, Term Loan, 8.662%, (SOFR + 4.25%), 12/11/28	3,868	3,911,805
		$ 6,672,554
Healthcare — 0.9%
athenahealth Group, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 2/15/29	1,750	$ 1,754,058
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.312%, (SOFR + 4.00%), 4/23/31	2,199	2,219,327
Pluto Acquisition I, Inc.:
Term Loan, 9.837%, (SOFR + 5.50%), 6/20/28	987	1,010,278
Term Loan - Second Lien, 8.523%, (SOFR + 4.00%), 9/20/28	3,523	3,224,876
Team Health Holdings, Inc., Term Loan, 9.541%, (SOFR + 5.25%), 3/2/27	5,870	5,715,780
		$ 13,924,319
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32	2,824	$ 2,874,271
		$ 2,874,271
Borrower/Description	Principal Amount* (000's omitted)	Value
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 5/23/29	5,476	$ 5,613,392
		$ 5,613,392
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.812%, (SOFR + 2.50%), 12/15/27	7,906	$ 7,940,234
		$ 7,940,234
Services — 0.5%
AlixPartners LLP, Term Loan, 6.926%, (SOFR + 2.50%), 2/4/28	7,044	$ 7,076,433
		$ 7,076,433
Super Retail — 0.5%
Mavis Tire Express Services Corp., Term Loan, 7.312%, (SOFR + 3.00%), 5/4/28	2,335	$ 2,348,023
Petco Health & Wellness Co., Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/3/28	3,922	3,777,087
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28	2,293	2,301,486
		$ 8,426,596
Technology — 0.8%
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	1,345	$ 1,355,427
Fortress Intermediate 3, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 6/27/31	10,090	10,121,293
McAfee LLC, Term Loan, 7.337%, (SOFR + 3.00%), 3/1/29	998	1,002,363
Riverbed Technology, Inc., Term Loan, 8.829%, (SOFR + 4.50%), 6.829% cash, 2.00% PIK, 7/1/28	513	315,489
Travelport Finance (Luxembourg) SARL, Term Loan, 12.197%, (SOFR + 7.89%), 9/30/28	357	337,477
		$ 13,132,049
Total Senior Floating-Rate Loans (identified cost $105,682,133)		$ 106,219,583

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.2%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings LLC(3)(5)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.2%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 3,595,063
		$ 3,595,063
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Paper — 0.0%(13)
Enviva LLC, Escrow Certificates(5)	$2,404,000	$ 481
		$ 481
Services — 0.0%(13)
Hertz Corp., Escrow Certificates(1)(5)	$502,000	$ 102,910
		$ 102,910
Total Miscellaneous (identified cost $0)		$ 3,698,454

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(16)	53,844,196	$ 53,844,196
Total Short-Term Investments (identified cost $53,844,196)		$ 53,844,196
Total Investments — 99.0% (identified cost $1,550,412,459)		$1,567,841,129
Other Assets, Less Liabilities — 1.0%		$ 16,586,722
Net Assets — 100.0%		$1,584,427,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $1,218,798,309 or 76.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security.
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $29,904,680 or 1.9% of the Portfolio's net assets.
(7)	When-issued security.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Amount is less than 0.05%.
(14)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(15)	Fixed-rate loan.

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	36,800,156	EUR	35,159,339	Goldman Sachs International	4/30/25	$171,828	$ —
USD	1,410,436	GBP	1,134,592	State Street Bank and Trust Company	4/30/25	4,027	—
						$175,855	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Restricted Securities
At January 31, 2025, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,756,570
Enviva LLC	12/6/24	100,688	630,140	1,862,728
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,645,545	$3,619,298
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,170,000	$4,107,450	$ 4,225,595
Total Preferred Stocks			$4,107,450	$4,225,595
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$ 3,595,063
Total Miscellaneous			$0	$3,595,063
Total Restricted Securities			$6,752,995	$11,439,956

High Income Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $53,844,196, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$49,686,239	$127,110,570	$(122,952,613)	$ —	$ —	$53,844,196	$639,300	53,844,196
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 37,713,172	$ —	$ 37,713,172
Common Stocks	14,569,925	2,881,583	1,756,570	19,208,078
Convertible Bonds	—	11,753,069	—	11,753,069
Corporate Bonds	—	1,324,179,590	—	1,324,179,590
Preferred Stocks	6,999,392	4,225,595	—	11,224,987
Senior Floating-Rate Loans	—	103,458,834	2,760,749	106,219,583
Miscellaneous	—	103,391	3,595,063	3,698,454
Short-Term Investments	53,844,196	—	—	53,844,196
Total Investments	$75,413,513	$1,484,315,234	$8,112,382	$1,567,841,129
Forward Foreign Currency Exchange Contracts	$ —	$ 175,855	$ —	$ 175,855
Total	$75,413,513	$1,484,491,089	$8,112,382	$1,568,016,984
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.